                       MFS(R) VARIABLE INSURANCE TRUST(SM)

     MFS EMERGING GROWTH SERIES                 MFS HIGH INCOME SERIES
     MFS CAPITAL OPPORTUNITIES SERIES           MFS STRATEGIC INCOME SERIES
     MFS RESEARCH SERIES

             SUPPLEMENT DATED MAY 1, 2002 TO THE CURRENT PROSPECTUS

     This Supplement describes the series' service class shares, and it supplements certain information in the series' Prospectus dated May 1, 2002. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. All series described here may not be available for purchase through your insurance contract. See your insurance contract prospectus for a list of available investment products. Service class shares were first offered for sale on May 1, 2000

I    RISK RETURN SUMMARY

-    PERFORMANCE TABLE

     The "Performance Table" is intended to indicate some of the risks of investing in a series by showing changes in the series' performance over time. Each table is supplemented as follows:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                                                     1 YEAR         5 YEAR          LIFE
                                                                                     ------         ------          ----
     EMERGING GROWTH SERIES
      Service Class shares(1)                                                       (33.62)%         9.04%         12.36%
      Russell 2000 Index*+                                                            2.49%          7.52%          9.37%
      Russell 3000 Growth Index*++++                                                (19.63)%         7.72%         10.77%

     CAPITAL OPPORTUNITIES SERIES
      Service Class shares(2)                                                       (23.68)%        11.67%         12.55%
      Standard & Poor's 500 Composite Stock Index*++                                (11.88)%        10.70%         13.04%

     RESEARCH SERIES
      Service Class shares(3)                                                       (21.39)%         6.57%         10.13%
      Standard & Poor's 500 Composite Stock Index*++                                (11.88)%        10.70%         13.58%

     HIGH INCOME SERIES
      Service Class shares(3)                                                         1.62%          2.79%          4.78%
      Lipper High Yield Bond Index**@@                                               (1.11)%         1.10%          3.45%
      Lehman Brothers High Yield Bond Index*#                                         2.73%          1.81%          4.02%

     STRATEGIC INCOME SERIES
      Service Class shares(4)                                                         4.56%          2.59%          4.19%
      J.P. Morgan Global Government Bond Index*##                                    (0.80)%         2.42%          4.96%
      Lehman Brothers High Yield Bond Index*#                                         2.73%          1.81%          5.34%
      Lehman Brothers Government/Corporate Bond Index*+++                             8.50%          7.37%          7.75%
      Salomon Brothers World Government Bond Index*/+++/                             (0.99)%         2.16%          4.69%
      Lipper Multisector Income Fund**/++++/                                          3.55%          3.24%          5.46%

     VALUE SERIES

     The performance table is not included because the series has not had a full calendar year of investment operations.

     --------------

     (1) Life of the series performance figures are for the period from the commencement of the series' investment operations on July 24, 1995, through December 31, 2001. Index information is from August 1, 1995.

     (2) Life of the series performance figures are for the period from the commencement of the series' investment operations on August 14, 1996, through December 31, 2001. Index information is from August 1, 1996.

     (3) Life of the series performance figures are for the period from the commencement of the series' investment operations on July 26, 1995, through December 31, 2001. Index information is from August 1, 1995.

     (4) Life of the series performance figures are for the period from the commencement of the series' investment operations on June 14, 1994, through December 31, 2001. Index information is from June 1, 1994. The Lipper return is from May 31, 1994.

     *    Source: Standard & Poor's Micropal, Inc.

     **   Source: Lipper Inc.

     + The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.

     ++ The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter market (OTC).

     +++ The Lehman Brothers GovernmentCredit Bond Index is a broad-based, unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities (excluding mortgage-backed securities), investment-grade debt obligations of domestic corporations.

     ++++ The Russell 3000 Companies are the largest U.S. companies based on total market capitalization which represent approximately 98% of the investable U.S. market. The Russell 3000 Growth Index measures the performance of those 3000 Index companies with higher price to book ratios and higher forecasted growth values.

     @@ The Lipper High Yield Bond Index is a broad based, unmanaged, net-asset-value-weighted index of the largest qualifying mutual funds in this Lipper category adjusted for the reinvestment of capital gain distributions and income dividends.

     # The Lehman Brothers High Yield Bond Index is a broad-based, unmanaged index of noninvestment-grade corporate debt.

     ## The J.P. Morgan Global Government Bond Index is a broad-based, aggregate index of actively traded government bonds issued by 13 countries, including the United States, with remaining maturities of at least one year.

     /+++/ The Salomon Brothers World Government Bond Index is an unmanaged index made up of government bonds with remaining maturities of at least five years.

     /++++/ The Lipper Multisector Income Fund, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper multisector income fund category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.

     Each series commenced investment operations with the offering of initial class shares and subsequently offered service class shares on May 1, 2000. Service class share performance includes the performance of the series initial class shares for periods prior to the offering of service class shares (blended performance). This blended performance has not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of service class shares are higher than those of initial class shares, this blended service class share performance is higher than it would have been had service class shares been offered for the entire period. Past performance is no guarantee of future results.

     The returns shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

     Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

II   EXPENSE SUMMARY

-    EXPENSE TABLE

     The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. The table is supplemented as follows:

     ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                          EMERGING     CAPITAL                   HIGH      STRATEGIC
                                                           GROWTH   OPPORTUNITIES   RESEARCH    INCOME      INCOME
                                                           SERIES      SERIES        SERIES     SERIES      SERIES
                                                           ------      ------        ------     ------      ------
     Management Fees                                        0.75%       0.75%         0.75%      0.75%       0.75%
     Distribution (12b-1) Fees(1)                           0.25%       0.25%         0.25%      0.25%       0.25%
     Other Expenses(2)                                      0.12%       0.21%         0.15%      0.26%       0.37%
                                                            ----        ----          ----       ----        ----
     Total Annual Series Operating Expenses(2)              1.12%       1.21%         1.15%      1.26%       1.37%
     Fee Waiver/Expense Reimbursement                        N/A       (0.05)%(3)      N/A      (0.10)%(3)  (0.20)%(3)
                                                            ----        ----          ----       ----        ----
     Net Expenses(2)                                        1.12%       1.16%         1.15%      1.16%       1.17%

     --------------

     (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to #as distribution fees).

     (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series, and service class shares would be equal to:

          1.11% for Emerging Growth Series
          1.15% for Capital Opportunities Series
          1.14% for Research Series
          1.15% for High Income Series
          1.15% for Strategic Income Series

     (3) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

     (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

-    EXAMPLE OF EXPENSES

     THE "EXAMPLE OF EXPENSES" TABLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

          The examples assume that:

          - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

          - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

          - The series' operating expenses remain the same, except that for the Capital Opportunities Series, Mid Cap Growth Series, New Discovery Series, High Income Series, Strategic Income Series, Global Equity Series, Bond Series and Value Series the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the Expense Table).

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

     SERVICE CLASS SHARES                           YEAR 1           YEAR 3           YEAR 5           YEAR 10
     ---------------------------------------------------------------------------------------------------------
     Emerging Growth Series                          $114              $356             $517            $1,363
     Capital Opportunities Series                     118               379              660             1,462
     Research Series                                  117               365              633             1,328
     High Income Series                               118               390              682             1,514
     Strategic Income Series                          119               414              731             1,629

III  DISTRIBUTION FEES

     Each series has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. These annual distribution fees may equal up to 0.25% of the average daily net asset value of service class shares, and are paid out of the assets of each series' service class shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. This fee is paid directly by the Trust to Participating Insurance Companies which invest in the series to cover their marketing and distribution expenses.

IV   FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

                                                                                                                   CAPITAL
                                                                                 EMERGING GROWTH SERIES      OPPORTUNITIES SERIES
                                                                               ----------------------------------------------------
                                                                                 YEAR ENDED  PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                                                                                DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                                                                    2001         2000*        2001          2000*
     -------------------------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                        $ 28.83      $ 35.70      $ 19.24       $21.48
                                                                                  -------      -------      -------       ------
     Income (loss) from investment operations#--
       Net investment income (loss)                                               $ (0.08)     $  0.00^**   $ (0.02)&     $(0.02)&
       Net realized and unrealized loss on investments and
          foreign currency                                                          (9.42)       (6.87)       (4.31)       (2.22)
                                                                                  -------      -------      -------       ------
             Total from investment operations                                     $ (9.50)     $    --      $ (4.33)      $(2.24)
                                                                                  -------      -------      -------       ------
     Less distributions declared to shareholders--
       From net realized gain on investments and foreign currency transactions    $ (1.04)     $    --      $ (1.33)      $   --
       In excess of net realized gain on investments
          and foreign currency transactions                                         (0.36)          --        (0.07)          --
                                                                                  -------      -------      -------       ------
             Total distributions declared to shareholders                         $ (1.40)     $    --      $ (1.40)      $   --
                                                                                  -------      -------      -------       ------
     Net asset value-- end of period                                              $ 17.93      $ 28.83      $ 13.51       $19.24
                                                                                  -------      -------      -------       ------
     Total return                                                                  (33.62)%     (19.66)%++   (23.68)%      (3.76)%++
     Ratios (to average net assets)/Supplemental data:
       Expenses##                                                                    1.07%        1.05%+       1.11%&       1.12%+&
       Net investment income (loss)                                                 (0.40)%       0.01%+      (0.14)%&     (0.11)%+&
     Portfolio turnover                                                               231%         200%         102%         109%
     Net assets at end of period (000 Omitted)                                    $23,303      $15,826      $11,197       $8,201

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment loss                                                        $    --      $    --      $ (0.03)      $(0.01)
       Ratios (to average net assets):
          Expenses##                                                                   --           --         1.16%        1.11%+
          Net investment loss                                                          --           --        (0.19)%      (0.10)%+

     --------------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     ** The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

     ^    Per share amount was less than $0.01.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

                                                                                                  RESEARCH SERIES
                                                                                            --------------------------
                                                                                             YEAR ENDED   PERIOD ENDED
                                                                                            DECEMBER 31,  DECEMBER 31,
                                                                                                2001          2000*
     -----------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                                      $20.78       $23.13
                                                                                                ------       ------
     Income (loss) from investment operations#--
       Net investment income (loss)                                                             $ 0.00^      $(0.03)###
       Net realized and unrealized gain (loss) on investments and foreign currency               (4.15)       (2.32)
                                                                                                ------       ------
             Total from investment operations                                                   $(4.15)      $(2.35)
                                                                                                ------       ------
     Less distributions declared to shareholders--
       From net investment income                                                               $   --          $--
       From net realized gain on investments and foreign currency transactions                   (2.32)          --
       In excess of net realized gain on investments and foreign currency transactions           (0.04)          --
                                                                                                ------       ------
             Total distributions declared to shareholders                                       $(2.36)      $   --
                                                                                                ------       ------
     Net asset value-- end of period                                                            $14.27       $20.78
                                                                                                ------       ------
     Total return                                                                               (21.39)%      (4.98)%++
                                                                                                ------       ------
     Ratios (to average net assets)/Supplemental data:
       Expenses##                                                                                 1.09%        1.05%+
       Net investment income (loss)                                                               0.00%**     (0.15)%+
     Portfolio turnover                                                                             99%          93%
     Net assets at end of period (000 Omitted)                                                  $7,601       $3,543

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                                             $   --       $   --
       Ratios (to average net assets):
          Expenses##                                                                                --           --
          Net investment income (loss)                                                              --           --

     --------------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     ** The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

     ^    Per share amount was less than $0.01.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

     ### The per share amount is not in accordance with the net investment income for the period because of the timing of sales of fund shares and the amount of per share net investment income at such time.

                                                                                                HIGH INCOME SERIES
                                                                                            --------------------------
                                                                                             YEAR ENDED   PERIOD ENDED
                                                                                            DECEMBER 31,  DECEMBER 31,
                                                                                                2001          2000*
     -----------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                                     $  9.86      $ 10.56
                                                                                               -------      -------
     Income (loss) from investment operations#--
       Net investment income                                                                   $  0.71&&    $  0.80&
       Net realized and unrealized gain (loss) on investments and foreign currency               (0.54)       (1.50)
                                                                                               -------      -------
             Total from investment operations                                                  $  0.17      $ (0.70)
                                                                                               -------      -------
     Less distributions declared to shareholders--
       From net investment income                                                              $ (0.83)     $    --
       From net realized gain on investments and foreign currency transactions                      --           --
       In excess of net realized gain on investments and foreign currency transactions              --           --
                                                                                               -------      -------
             Total distributions declared to shareholders                                      $ (0.83)     $    --
                                                                                               -------      -------
     Net asset value-- end of period                                                           $  9.20      $  9.86
                                                                                               -------      -------
     Total return                                                                                 1.62%       (6.48)%++

     Ratios (to average net assets)/Supplemental data
       Expenses##                                                                                 1.11%&       1.15%+&
       Net investment income&&                                                                    8.97%&      10.50%+&
     Portfolio turnover                                                                             64%          70%
     Net assets at end of period (000 Omitted)                                                 $ 3,182      $    --+++

     & Subject to reimbursement by the series, the investment advisor has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and reimbursement fees. In consideration, the series pays the investment advisor a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                                            $  0.70      $  0.82
       Ratios (to average net assets):
          Expenses##                                                                              1.21%        1.19%+
          Net investment income (loss)                                                            8.87%       10.46%+

     ---------------

     * For the period from the inception of the service class shares, May 1, 2000 through December 31, 2000.

     +    Annualized.

     ++   Not annualized.

     +++ Service Class net assets were less than $500. # Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

     && As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by less than $0.01, increase net realized and unrealized gains and losses per share by less than $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                                                              STRATEGIC INCOME SERIES
                                                                                            --------------------------
                                                                                             YEAR ENDED   PERIOD ENDED
                                                                                            DECEMBER 31,  DECEMBER 31,
                                                                                                2001          2000*
     -----------------------------------------------------------------------------------------------------------------
     Per share data (for a share outstanding throughout the period):
     Net asset value-- beginning of period                                                     $  9.97      $  9.47
                                                                                               -------      -------
     Income (loss) from investment operations#--
       Net investment income&                                                                  $  0.45      $  0.32
       Net realized and unrealized gain (loss) on investments and foreign currency               (0.01)        0.18
                                                                                               -------      -------
             Total from investment operations                                                  $  0.44      $  0.50
                                                                                               -------      -------
     Less distributions declared to shareholders--
       From net investment income                                                              $ (0.38)     $    --
       From net realized gain on investments and foreign currency transactions                      --           --
       In excess of net realized gain on investments and foreign currency transactions              --           --
                                                                                               -------      -------
             Total distributions declared to shareholders                                      $ (0.38)     $    --
                                                                                               -------      -------
     Net asset value-- end of period                                                           $ 10.03      $  9.97
                                                                                               -------      -------
     Total return                                                                                 4.56%        4.48%++
     Ratios (to average net assets)/Supplemental data&:
       Expenses##                                                                                 1.12%        1.12%+
       Net investment income                                                                      4.64%&&      6.57%+
     Portfolio turnover                                                                            171%          93%
     Net assets at end of period (000 Omitted)                                                 $   339      $    10

     & Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment advisor a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

       Net investment income (loss)                                                            $  0.43      $  0.31
       Ratios (to average net assets):
          Expenses##                                                                              1.32%        1.25%+
          Net investment income (loss)                                                            4.44%        6.44%+

     --------------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect expense reductions from certain expense offset arrangements.

     && As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.17%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2002